Consolidated Balance Sheets (Parenthetical) - USD ($) shares in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts receivable due from a related party	$ 43,335,000	$ 53,762,000
Prepaid and other current assets due from a related party	33,924,000	33,170,000
Accounts payable	36,215,000	36,043,000
Accrued liabilities	95,430,000	97,138,000
Receipts in advance and deferred revenue	54,878,000	51,007,000
Accrued salary and benefits	55,018,000	47,232,000
Tax payables	15,571,000	14,225,000
Other short-term liabilities	76,601,000	76,322,000
Other short-term liabilities due to a related party	34,124,000	34,123,000
Long-term tax liabilities	13,121,000	211,848,000
Other long-term liabilities	$ 322,000	$ 1,659,000
Ordinary Share, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary Share, shares authorized (in shares)	75,400	75,400
Ordinary Share, shares issued (in shares)	26,069	30,065
Ordinary Share, shares outstanding (in shares)	26,069	30,065
Treasury Stock, par value (in dollars per share)	$ 0.001	$ 0.001
Treasury Stock, shares (in shares)	199	345
Related Party [Member]
Accounts receivable due from a related party	$ 1,252,000	$ 494,000
Other short-term liabilities due to a related party	34,123,000	34,123,000
Variable Interest Entity Primary Beneficiary [Member]
Accounts receivable due from a related party	20,059,000	27,315,000
Accounts payable	5,275,000	5,159,000
Accrued liabilities	21,631,000	24,700,000
Receipts in advance and deferred revenue	52,335,000	46,845,000
Accrued salary and benefits	2,309,000	3,046,000
Tax payables	1,970,000	2,353,000
Other short-term liabilities	8,613,000	10,488,000
Long-term tax liabilities	13,121,000	12,830,000
Other long-term liabilities	$ 0	$ 53,000